ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule Of Accounts Payable And Accrued Liabilities (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Accrued Liabilities, Current [Abstract]
Due to a rental service company	¥ 182,542
Tenant deposits payable	83,682		¥ 12,715
Payable to a constructor for leasehold improvements	53,623
Other tax payable	51,832		41,577
Accrued utilities	22,513		94
Interest payable	13,435		4,333
Accrued payroll and welfare	10,451		10,467
Operation service payable	6,602
Deferred rent	2,503		28,415
Others	16,235		1,691
Total	¥ 443,418	$ 65,310	¥ 99,292